Average Annual Total Returns - FidelityGrowthDiscoveryFund-RetailPRO - FidelityGrowthDiscoveryFund-RetailPRO - Fidelity Growth Discovery Fund	Aug. 29, 2023
Fidelity Growth Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(24.44%)
Past 5 years	12.22%
Past 10 years	14.67%
Fidelity Growth Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.00%)
Past 5 years	10.29%
Past 10 years	13.53%
Fidelity Growth Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.97%)
Past 5 years	9.68%
Past 10 years	12.34%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%